Exhibit 99
Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	June 2016
Payment Date	7/15/2016
Transaction Month	51
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$2,078,954,741.62	98,738	57.96 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$447,900,000.00	0.31339%	May 15, 2013
Class A-2 Notes	$616,900,000.00	0.570%	January 15, 2015
Class A-3 Notes	$658,000,000.00	0.720%	December 15, 2016
Class A-4 Notes	$177,070,000.00	1.000%	September 15, 2017
Class B Notes	$59,990,000.00	1.670%	November 15, 2017
Class C Notes	$40,000,000.00	2.080%	February 15, 2018
Class D Notes	$40,000,000.00	2.930%	October 15, 2018
Total	$2,039,860,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$509,264.10

Principal:
Principal Collections	$8,896,948.52
Prepayments in Full	$3,195,991.91
Liquidation Proceeds	$75,373.35
Recoveries	$81,751.97
Sub Total	$12,250,065.75
Collections	$12,759,329.85

Purchase Amounts:
Purchase Amounts Related to Principal	$546,795.16
Purchase Amounts Related to Interest	$3,164.61
Sub Total	$549,959.77

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$13,309,289.62

Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	June 2016
Payment Date	7/15/2016
Transaction Month	51
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$13,309,289.62
Servicing Fee	$103,679.18	$103,679.18	$0.00	$0.00	$13,205,610.44
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$13,205,610.44
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$13,205,610.44
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$13,205,610.44
Interest - Class A-4 Notes	$0.00	$0.00	$0.00	$0.00	$13,205,610.44
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$13,205,610.44
Interest - Class B Notes	$57,302.06	$57,302.06	$0.00	$0.00	$13,148,308.38
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$13,148,308.38
Interest - Class C Notes	$69,333.33	$69,333.33	$0.00	$0.00	$13,078,975.05
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$13,078,975.05
Interest - Class D Notes	$97,666.67	$97,666.67	$0.00	$0.00	$12,981,308.38
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$12,981,308.38
Regular Principal Payment	$12,405,227.19	$12,405,227.19	$0.00	$0.00	$576,081.19
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$576,081.19
Residual Released to Depositor	$0.00	$576,081.19	$0.00	$0.00	$0.00
Total		$13,309,289.62

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$12,405,227.19
Total					$12,405,227.19
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class B Notes	$12,405,227.19	$206.79	$57,302.06	$0.96	$12,462,529.25	$207.75
Class C Notes	$0.00	$0.00	$69,333.33	$1.73	$69,333.33	$1.73
Class D Notes	$0.00	$0.00	$97,666.67	$2.44	$97,666.67	$2.44
Total	$12,405,227.19	$6.08	$224,302.06	$0.11	$12,629,529.25	$6.19

Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	June 2016
Payment Date	7/15/2016
Transaction Month	51

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$0.00	0.0000000	$0.00	0.0000000
Class B Notes	$41,175,136.44	0.6863667	$28,769,909.25	0.4795784
Class C Notes	$40,000,000.00	1.0000000	$40,000,000.00	1.0000000
Class D Notes	$40,000,000.00	1.0000000	$40,000,000.00	1.0000000
Total	$121,175,136.44	0.0594037	$108,769,909.25	0.0533222

Pool Information
Weighted Average APR	4.829%	4.887%
Weighted Average Remaining Term	16.81	16.12
Number of Receivables Outstanding	19,692	18,856
Pool Balance	$124,415,021.91	$111,581,618.74
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$121,175,136.44	$108,769,909.25
Pool Factor	0.0598450	0.0536720

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$10,394,773.71
Targeted Credit Enhancement Amount	$10,394,773.71
Yield Supplement Overcollateralization Amount	$2,811,709.49
Targeted Overcollateralization Amount	$2,811,709.49
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$2,811,709.49

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$10,394,773.71
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$10,394,773.71
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$10,394,773.71

Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	June 2016
Payment Date	7/15/2016
Transaction Month	51
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		88	$118,294.23
(Recoveries)		201	$81,751.97
Net Loss for Current Collection Period			$36,542.26
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3525%

Preceding and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Preceding Collection Period			(0.0521)%
Second Preceding Collection Period			0.1520%
Preceding Collection Period			0.9613%
Current Collection Period			0.3716%
Four Month Average (Current and Preceding Three Collection Periods)			0.3582%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		8,624	$17,884,252.25
(Cumulative Recoveries)			$2,740,725.04
Cumulative Net Loss for All Collection Periods			$15,143,527.21
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.7284%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,073.78
Average Net Loss for Receivables that have experienced a Realized Loss			$1,755.97

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	3.59%	447	$4,007,284.68
61-90 Days Delinquent	0.41%	45	$460,335.23
91-120 Days Delinquent	0.16%	14	$182,904.36
Over 120 Days Delinquent	1.45%	114	$1,617,241.55
Total Delinquent Receivables	5.62%	620	$6,267,765.82

Repossession Inventory:
Repossessed in the Current Collection Period		15	$165,828.49
Total Repossessed Inventory		22	$255,240.59

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.8643%
Preceding Collection Period			0.8938%
Current Collection Period			0.9175%
Three Month Average			0.8918%

Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	June 2016
Payment Date	7/15/2016
Transaction Month	51

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer